Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 32,517,979,372	$ 22,246,858,046
Liabilities	26,454,235,292	17,854,034,339
Shareholders’ Equity	6,063,744,080	4,392,823,707	$ 4,128,541,133	$ 4,021,904,615
Net Income for the Year	1,624,609,562	$ 734,232,809	$ 329,383,717
Play Digital S.A.
Disclosure of subsidiaries [line items]
Assets	33,650,370
Liabilities	23,314,600
Shareholders’ Equity	10,335,770
Net Income for the Year	$ (15,706,485)